Statement of Financial Position (Parentheticals) (ZAR)	Dec. 31, 2010	Dec. 31, 2009
Balance Sheet
Common Stock Par Or Stated Value (ZAR Per Share)	0.25	0.25
Common Stock Shares Authorized	600,000,000	600,000,000
Common Stock Shares Issued (Shares)	381,204,080	362,240,669